UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Dana L. Crosby
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Dana L. Crosby                   Cupertino, CA                    1/28/2004
------------------                   -------------                    ---------
   [Signature]                       [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          177
                                         -----------
Form 13F Information Table Value Total:     $178,296
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AMB Property Corp.             Com              00163T109       16     500          Sole             Sole      0    0
AT&T Wireless Group            Com              00209a106      656   82100          Sole             Sole      0    0
Abbott Labs                    Com              002824100      513   11000          Sole             Sole      0    0
Adobe Systems                  Com              00724F101      157    4000          Sole             Sole      0    0
Agilent Technologies, Inc      Com              00846u101     5393  184450          Sole             Sole      0    0
All American Semiconductor     Com              016557100        3     600          Sole             Sole      0    0
Alliant Energy Corp            Com              018802108       37    1500          Sole             Sole      0    0
Allstate Corp.                 Com              020002101      925   21500          Sole             Sole      0    0
Altera Corp                    Com              021441100      600   26500          Sole             Sole      0    0
American International Group   Com              026874107     1432   21600          Sole             Sole      0    0
Amgen                          Com              31162100        80    1300          Sole             Sole      0    0
Apple Computer Inc.            Com              037833100      658   30800          Sole             Sole      0    0
Applied Materials              Com              038222105     3303  147200          Sole             Sole      0    0
Ascential Software             Com              04362p108       65    2500          Sole             Sole      0    0
Automatic Data Process         Com              053015103      479   12100          Sole             Sole      0    0
BP p.l.c                       Com              055622104      179    3620          Sole             Sole      0    0
BRE Properties                 Com              05564E106     1039   31100          Sole             Sole      0    0
Ballard Power Systems          Com              05858H104        1     100          Sole             Sole      0    0
Bank of America Corp           Com              066050105      783    9738          Sole             Sole      0    0
Bell South Corp.               Com              079860102      255    9000          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207     2215     787          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      253      30          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     3200  111900          Sole             Sole      0    0
Burlington Resources           Com              122014103      100    1800          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109      121    2100          Sole             Sole      0    0
CIT Group                      Com              125581108       72    2000          Sole             Sole      0    0
CMGI Inc                       Com              125750109        2    1000          Sole             Sole      0    0
CNA Surety Corporation         Com              12612l108     1142  120100          Sole             Sole      0    0
CT Holdings Inc.               Com              12643y103        0   15000          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      208    2500          Sole             Sole      0    0
Cendant Corp.                  Com              151313103     4703  211200          Sole             Sole      0    0
Charles Schwab & Co.           Com              808513105       59    5000          Sole             Sole      0    0
Chesapeake Energy              Com              165159104       14    1000          Sole             Sole      0    0
ChevronTexaco                  Com              16674100      3067   35500          Sole             Sole      0    0
Chico's FAS, Inc.              Com              168615102       37    1000          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102     2986  123240          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109     3942   81213          Sole             Sole      0    0
Clear Channel Communications   Com              184502102      431    9200          Sole             Sole      0    0
Clorox Co.                     Com              189054109      388    8000          Sole             Sole      0    0
Collectors Universe            Com              19421r101       21    2000          Sole             Sole      0    0
Comcast Cl A Vtg               Com              20030n101        7     200          Sole             Sole      0    0
Comcast Corporation            Com              20030n200      106    3400          Sole             Sole      0    0
Compuware Corp                 Com              205638109       60   10000          Sole             Sole      0    0
ConocoPhillips                 Com              20825L104     1757   26800          Sole             Sole      0    0
Consolidated Edison            Com              209115104     2434   56600          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106      553   16900          Sole             Sole      0    0
Crosstex Energy L.P            Com              22765u102      454   11000          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      105    5000          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109      516   15200          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       46    1500          Sole             Sole      0    0
Devon Energy Corp              Com              21579m103      115    2000          Sole             Sole      0    0
Dominion Resources             Com              257470104       64    1000          Sole             Sole      0    0
Duke Energy                    Com              264399106     2202  107700          Sole             Sole      0    0
E M C Corp Mass Com            Com              268648102      408   31600          Sole             Sole      0    0
Eastman Kodak                  Com              277461109     1692   65900          Sole             Sole      0    0
El Paso Corp                   Com              28336L109        2     300          Sole             Sole      0    0
Elan Plc Adr                   Com              284131208        1     100          Sole             Sole      0    0
Electronic Data Systems Corp.  Com              285661104     3004  122400          Sole             Sole      0    0
Ennis Business Forms Inc.      Com              293389102       46    3000          Sole             Sole      0    0
Equity Office Properties Tr    Com              294741103      249    8700          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     2151   52454          Sole             Sole      0    0
FPL Group                      Com              349903484       65    1000          Sole             Sole      0    0
Fannie Mae                     Com              313586109     1539   20500          Sole             Sole      0    0
Farmers & Merchants Com        Com              308243104       72     239          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104      893     203          Sole             Sole      0    0
Long Beach
Fidelity Natl Finl Inc         Com              316326107     3215   82900          Sole             Sole      0    0
First National Bank Of Alaska  Com              322387101      224     100          Sole             Sole      0    0
Florida East Coast Ind Cl B    Com              340632207        9     277          Sole             Sole      0    0
Florsheim Group                Com              343302105        0   10000          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301     2444   41900          Sole             Sole      0    0
Freeport Mcmoran Class B       Com              35671D857      176    4175          Sole             Sole      0    0
Genentech, Inc.                Com              368710406        9     100          Sole             Sole      0    0
General Dynamics Corp.         Com              369550108     2865   31700          Sole             Sole      0    0
General Electric Co.           Com              369604103     4474  144400          Sole             Sole      0    0
General Mills Inc.             Com              370334104      136    3000          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              37733W105       70    1500          Sole             Sole      0    0
Golden West Financial          Com              381317106      103    1000          Sole             Sole      0    0
Great Lakes Reit               Com              390752103      345   22000          Sole             Sole      0    0
H&R Block                      Com              093671105      138    2500          Sole             Sole      0    0
Halliburton Co.                Com              406216101       52    2000          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       26     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     3718  104000          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103      593   25800          Sole             Sole      0    0
Home Depot Inc.                Com              437076102     3187   89800          Sole             Sole      0    0
Hydrogenics Corp               Com              44882100         2     300          Sole             Sole      0    0
INSCI Corp                     Com              45765T106        1    5000          Sole             Sole      0    0
Innkeepers USA Trust-SBI       Com              4576J0104      167   20000          Sole             Sole      0    0
Int'l House Of Pancakes        Com              449623107       19     500          Sole             Sole      0    0
Intel Corp.                    Com              458140100     6234  194500          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101       56   12000          Sole             Sole      0    0
International Business         Com              459200101     4263   46000          Sole             Sole      0    0
Machines
Ishares DJ US Fin Srvs IDX     Com              464287770        9     100          Sole             Sole      0    0
iShares MSCI Japan             Com              464286848      170   17600          Sole             Sole      0    0
iShares MSCI Pacific Ex-Japan  Com              464286665      188    2600          Sole             Sole      0    0
Ishares Inc S&P Eur 350 INDX   Com              464287861     3527   54980          Sole             Sole      0    0
Ishares Russell 2000 Index     Com              464287655     2695   24320          Sole             Sole      0    0
Fund
Ishares Russell Midcap Index   Com              464287499     2119   31570          Sole             Sole      0    0
Fund
Ishares S&P 100                Com              464287101        6     100          Sole             Sole      0    0
Ishares S&P Midcap 400 Index   Com              464287507      184    1600          Sole             Sole      0    0
Fund
JDS Uniphase                   Com              46612j101      183   50000          Sole             Sole      0    0
JetBlue Airways                Com              477143101       60    2250          Sole             Sole      0    0
Johnson & Johnson              Com              478160104     2247   43500          Sole             Sole      0    0
Kimberly Clark                 Com              494368103      118    2000          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       22     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100     1274   16500          Sole             Sole      0    0
Liberty Media Corp Ser A       Com              530718105     2975  250220          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       28     400          Sole             Sole      0    0
Lockheed Martin Corp.          Com              539830109       51    1000          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107        3    1000          Sole             Sole      0    0
MBNA Corp.                     Com              55262l100        7     300          Sole             Sole      0    0
MGIC Investment                Com              552848103      410    7200          Sole             Sole      0    0
Marsh & Mclennan               Com              568459101      125    2600          Sole             Sole      0    0
McDonalds Corp.                Com              580135101     2302   92700          Sole             Sole      0    0
Merck & Co.                    Com              589331107     3754   81245          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108      674   11500          Sole             Sole      0    0
Metropolitan Life Insurance    Com              59156r108     1374   40800          Sole             Sole      0    0
Company
Microsoft Corp.                Com              594918104     2387   87220          Sole             Sole      0    0
NASDAQ 100 Trust SR I          Com              631100104      383   10500          Sole             Sole      0    0
Natural Resource Partners L.P. Com              63900p103      277    6700          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     2819  114250          Sole             Sole      0    0
Inc
Nokia Corp                     Com              654902204     1511   88900          Sole             Sole      0    0
Nordstrom, Inc.                Com              65473e105        3     100          Sole             Sole      0    0
Nortel Networks Corporation    Com              656569100       11    2500          Sole             Sole      0    0
Noven Pharmaceuticals          Com              670009109      499   32800          Sole             Sole      0    0
Oracle Corp                    Com              68389X105      655   49500          Sole             Sole      0    0
Pennsylvania Power & Light     Com              69351t106      101    2300          Sole             Sole      0    0
Peoples Energy Corp            Com              711030106     1610   38300          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103     4913  139050          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101       54    2000          Sole             Sole      0    0
Pinnacle West Cap Corp         Com              71713u10        24     600          Sole             Sole      0    0
Raymond James Financial        Com              754730109       68    1800          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      236    6331          Sole             Sole      0    0
Ross Stores Inc                Com              778296103      609   23000          Sole             Sole      0    0
Royal Dutch Shell              Com              780857804      319    6080          Sole             Sole      0    0
S&P MidCap Dep Receipts        Com              595635103       11     100          Sole             Sole      0    0
SBC Communications             Com              78387G103     2039   78200          Sole             Sole      0    0
SLM Corporation                Com              78442P106      350    9300          Sole             Sole      0    0
Safeway Inc                    Com              786514208     1893   86400          Sole             Sole      0    0
Schering-Plough                Com              806605101     1847  106200          Sole             Sole      0    0
Schlumberger Ltd.              Com              806857108       55    1000          Sole             Sole      0    0
Scientific Atlanta Inc.        Com              808655104      221    8080          Sole             Sole      0    0
Sears Roebuck                  Com              812387108     1515   33300          Sole             Sole      0    0
Shurgard Storage Centers       Com              82567D104      821   21800          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      254    5000          Sole             Sole      0    0
Southern Co.                   Com              842587107     1712   56600          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100      104    2800          Sole             Sole      0    0
Stanton Island Corp            Com              857550107       34    1500          Sole             Sole      0    0
Sun Microsystems               Com              866810104      131   29300          Sole             Sole      0    0
Teco Energy                    Com              872375100        7     500          Sole             Sole      0    0
Time Warner                    Com              887317105      488   27100          Sole             Sole      0    0
Toll Brothers Inc              Com              889478103     1030   25900          Sole             Sole      0    0
Tyco Intl Ltd New Com          Com              902124106        8     300          Sole             Sole      0    0
Unisys                         Com              909214108     1219   82100          Sole             Sole      0    0
Velocity HIS, Inc.             Com              917488108        0     600          Sole             Sole      0    0
Verizon Communications         Com              92343v10      2947   84000          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       63    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103      212    4000          Sole             Sole      0    0
Walt Disney Co.                Com              254687106     1029   44100          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103     9334  232650          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101       58    2000          Sole             Sole      0    0
Waste Management Inc           Com              94106l109     3733  126100          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      147    2500          Sole             Sole      0    0
Wind River Systems, Inc        Com              973149107      468   53400          Sole             Sole      0    0
Wyndam International Inc       Com              983101106        7   10000          Sole             Sole      0    0
John Hancock Bank & Thrift     Com              409735107      103   10000          Sole             Sole      0    0
Opportunity
Latin America Equity Fund Inc. Com              51827t100     1509   98858          Sole             Sole      0    0
CORTS Trust for Ford Motor     Pref             22080q208       89    3500          Sole             Sole      0    0
7.4%
CORTS Trust for Ford Motor 8%  Pref             22082k209     1275   47700          Sole             Sole      0    0
Innkeepers USA Trust 8.625%    Conv             4576j0302     1838   73200          Sole             Sole      0    0
Ser A Conv
Great Lakes REIT Pref A 9.75%  Pref             390752202      665   25000          Sole             Sole      0    0
Oxy Capital Tr I               Pref             692070204     1412   56300          Sole             Sole      0    0
Blackrock Calif. Muni Fund     Com              09247U107      113    8300          Sole             Sole      0    0
Hyperion Term 2005             Com              448918102     4411  459500          Sole             Sole      0    0
ING Prime Rate Trust           Com              44977W106      383   48300          Sole             Sole      0    0
Pimco Commercial Mortgage      Com              693388100      545   37500          Sole             Sole      0    0
Pimco Strategic Global Govt FD Com              72200X104     2354  189500          Sole             Sole      0    0
iShares GS $ InvesTop          Com              464287242      276    2500          Sole             Sole      0    0
Corporate Bond Fund


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